EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2018
Statement [Line Items]
EXPLORATION AND EVALUATION ASSETS [Text Block]
6.	EXPLORATION AND EVALUATION ASSETS

	a.	Casino ( 100% - Yukon, Canada)

The Company’s only exploration and evaluation asset is the wholly-owned Casino Project. The Casino Project, a large copper-gold porphyry deposit, is located in Yukon, Canada.

All claims comprising the Casino Project are subject to a 2.75% net smelter returns royalty on the future sale of any metals and minerals derived therefrom.

As part of a separate agreement, Western is required to make a payment of $1 million upon making a production decision on the Casino Project.
b.	Exploration and evaluation expenditures

	$

DECEMBER 31, 2016		38,722,318

Claims maintenance		10,605
Engineering		183,165
Permitting		1,317,578
Salary and wages		347,887
Share-based payments		68,994

DECEMBER 31, 2017		40,650,547

Claims maintenance		11,445
Engineering		213,630
Permitting		594,423
Salary and wages		365,615
Share-based payments		110,419

DECEMBER 31, 2018		41,946,079